Insurance (Insurance Liabilities Assumptions and Ratios - Narrative) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Liability for Future Policy Benefits and Policyholder Account Balances [Abstract]
Participating business as a percentage of gross life insurance policies in-force	3.00%	2.00%
Participating business as a percentage of the gross life insurance premiums	32.00%	24.00%	10.00%
Minimum [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	0.04
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	4.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	3.00%
Interest rate range credited to policyholder account balances	1.00%
Maximum [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for individual and group traditional fixed annuities after annuitization	0.08
Interest rate assumptions for the aggregate future policy benefit liabilities for non-medical health insurance	7.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for disabled lives	7.00%
Interest rate range credited to policyholder account balances	8.00%
Participating Life Insurance Policies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	4.00%
Nonparticipating Life Insurance Policies [Member]
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, low end	2.00%
Interest rate assumptions for the aggregate future policy benefit liabilities for traditional life insurance policies, high end	7.00%